Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.68%
Australia–3.54%
Transurban Group	442,960	$4,502,853
Canada–15.37%
Enbridge, Inc.	249,241	11,193,511
Pembina Pipeline Corp.	23,140	883,460
TC Energy Corp.	140,719	7,502,156
		19,579,127
China–2.61%
China Gas Holdings Ltd.	248,400	383,338
China Resources Gas Group Ltd.	189,400	797,215
China Water Affairs Group Ltd.	166,000	149,787
Guangdong Investment Ltd.	862,000	841,570
Towngas Smart Energy Co. Ltd.	2,424,000	1,156,795
		3,328,705
France–3.47%
Getlink SE	31,716	634,328
Vinci S.A.	39,439	3,784,947
		4,419,275
Hong Kong–1.64%
Hong Kong & China Gas Co. Ltd. (The)	1,983,000	2,094,348
Italy–1.83%
Infrastrutture Wireless Italiane S.p.A.(a)	94,750	994,707
Snam S.p.A.	265,789	1,335,005
		2,329,712
Japan–0.65%
Japan Airport Terminal Co. Ltd.(b)	9,600	377,703
Tokyo Gas Co. Ltd.	23,200	455,440
		833,143
Luxembourg–0.24%
SES S.A., FDR	39,758	299,976
Mexico–0.51%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	3,461	650,010
Nigeria–0.46%
IHS Holding Ltd.(b)	67,799	583,749
Spain–4.18%
Cellnex Telecom S.A.(a)	88,108	3,943,718
Ferrovial S.A.	51,722	1,385,098
		5,328,816
Switzerland–1.10%
Flughafen Zurich AG(b)	8,414	1,398,530
Shares		Value
United Kingdom–8.58%
National Grid PLC	576,257	$7,954,914
Pennon Group PLC	133,704	1,638,631
SSE PLC	62,237	1,339,013
		10,932,558
United States–53.50%
American Tower Corp.	58,108	15,737,390
American Water Works Co., Inc.	10,768	1,673,778
CenterPoint Energy, Inc.	142,462	4,514,621
Cheniere Energy, Inc.	28,133	4,208,134
Crown Castle, Inc.	6,859	1,239,147
Digital Realty Trust, Inc.	9,213	1,220,262
Dominion Energy, Inc.	23,886	1,958,174
Essential Utilities, Inc.	89,910	4,669,925
Eversource Energy	54,406	4,799,697
ONE Gas, Inc.	46,671	3,964,235
PG&E Corp.(b)(c)	227,934	2,475,363
SBA Communications Corp., Class A	19,277	6,473,024
Sempra Energy	37,010	6,136,258
WEC Energy Group, Inc.	13,348	1,385,656
Williams Cos., Inc. (The)	225,229	7,678,057
		68,133,721
Total Common Stocks & Other Equity Interests (Cost $110,408,205)		124,414,523
Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	791,163	791,163
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	565,026	565,026
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	904,187	904,187
Total Money Market Funds (Cost $2,260,335)		2,260,376
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.46% (Cost $112,668,540)		126,674,899
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.85%
Invesco Private Government Fund, 1.77%(d)(e)(f)	660,329	660,329
Invesco Private Prime Fund, 1.89%(d)(e)(f)	1,698,092	1,698,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,358,423)		2,358,421
TOTAL INVESTMENTS IN SECURITIES—101.31% (Cost $115,026,963)		129,033,320
OTHER ASSETS LESS LIABILITIES–(1.31)%		(1,667,719)
NET ASSETS–100.00%		$127,365,601

Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $4,938,425, which represented 3.88% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$465,295	$9,477,436	$(9,151,568)	$-	$-	$791,163	$557
Invesco Liquid Assets Portfolio, Institutional Class	315,112	6,769,598	(6,519,607)	32	(109)	565,026	827
Invesco Treasury Portfolio, Institutional Class	531,766	10,831,356	(10,458,935)	-	-	904,187	1,274
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,727,768	(3,067,439)	-	-	660,329	3,111*
Invesco Private Prime Fund	-	8,971,434	(7,273,173)	(2)	(167)	1,698,092	8,919*
Total	$1,312,173	$39,777,592	$(36,470,722)	$30	$(276)	$4,618,797	$14,688

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,502,853	$—	$4,502,853
Canada	19,579,127	—	—	19,579,127
China	—	3,328,705	—	3,328,705
France	—	4,419,275	—	4,419,275
Hong Kong	—	2,094,348	—	2,094,348
Italy	—	2,329,712	—	2,329,712
Japan	—	833,143	—	833,143
Luxembourg	—	299,976	—	299,976
Mexico	650,010	—	—	650,010
Nigeria	583,749	—	—	583,749
Spain	—	5,328,816	—	5,328,816
Switzerland	—	1,398,530	—	1,398,530
United Kingdom	—	10,932,558	—	10,932,558
United States	68,133,721	—	—	68,133,721
Money Market Funds	2,260,376	2,358,421	—	4,618,797
Total Investments	$91,206,983	$37,826,337	$—	$129,033,320
Invesco Global Infrastructure Fund